Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	June 30,	December 31,
	2024	2023
Buildings	$7,654,446	$7,135,962
Machinery equipment and tools	6,133,717	5,545,278
Electronic devices	97,294	98,839
Office equipment	21,147	21,645
Vehicles	326,323	315,714
Construction in progress	302,882	1,084,596
Subtotal	14,535,809	14,202,034
Less: accumulated depreciation	(3,763,974)	(3,449,289)
Total	$10,771,835	$10,752,745

Depreciation expenses for the six months ended June 30, 2024 and 2023 amounted to $427,005 and 461,341, respectively, of which $361,841 and $407,843 were included in cost of revenues, respectively, and of which $65,164 and $53,498 were included selling, general and administrative expenses, respectively.

During the six months ended June 30, 2024, the Company disposed of portions of its manufacturing buildings, resulting in cash proceeds of $2,772 (RMB 20,000). As a result, fixed asset costs totaling $158,313 (RMB 1.1 million) and accumulated depreciation of $78,958 (RMB 0.6 million) were removed from the Company’s records. This transaction resulted in a net loss of $76,901 (net of VAT $318) being recorded.

During the six months ended June 30, 2023, the Company disposed of portions of its manufacturing buildings, resulting in cash proceeds of approximately $2.2 million (RMB 15.2 million), with $1.5 million received in 2022 and $0.7 million in 2023. As a result, fixed asset costs totaling $2.8 million (RMB 20.1 million) and accumulated depreciation of $1.1 million (RMB 7.8 million) were removed from the Company’s records. This transaction resulted in a net gain of $345,519 (net of VAT) being recorded.

As of June 30, 2024 and December 31, 2023, certain properties were pledged as collaterals to secure the Company’s bank loans from Rural Commercial Bank of Shandong and Bank of Weifang (see Note 9).

During the six months ended June 30, 2024 and 2023, respectively, the Company did not record impairment to its property, plant and equipment.